Note 1 - Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes Tables
EBP, Schedule of Vesting [Table Text Block]
Service	Percentage Vested
Less than 2 years	0%
2 years but less than 3 years	25%
3 years but less than 4 years	50%
4 years but less than 5 years	75%
5 years or more	100%